CHANGE IN ACCOUNTING POLICY (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Net income (loss) for period	$ (8,069,402)	$ (6,706,407)
Adjustment for items not affecting cash and changes in non-cash working capital items	1,077,089	1,958,571
Net cash (used in) operating activities	(6,992,313)	(4,747,836)
Net cash (used in) investing activities	(170,790)	(547,924)
Net cash provided by financing activities	2,324,996	4,552,409
Net (decrease) in cash and cash equivalents for the period	(4,838,107)	(743,351)
Cash and cash equivalents, beginning of year	5,381,757	6,125,108
Cash and cash equivalents, end of year	543,650	5,381,757
Scenario, Previously Reported [Member]
Net income (loss) for period	(3,936,574)	(1,036,148)
Adjustment for items not affecting cash and changes in non-cash working capital items	(3,055,739)	(5,783,984)
Net cash (used in) operating activities	(6,992,313)	(4,747,836)
Net cash (used in) investing activities	(170,790)	(547,924)
Net cash provided by financing activities	2,324,996	4,552,409
Net (decrease) in cash and cash equivalents for the period	(4,838,107)	(743,351)
Cash and cash equivalents, beginning of year	5,381,757	6,125,108
Cash and cash equivalents, end of year	543,650	5,381,757
Scenario, Adjustment [Member]
Net income (loss) for period	(4,132,828)	(7,742,555)
Adjustment for items not affecting cash and changes in non-cash working capital items	4,132,828	7,742,555
Net cash (used in) operating activities	0	0
Net cash (used in) investing activities	0	0
Net cash provided by financing activities	0	0
Net (decrease) in cash and cash equivalents for the period	0	0
Cash and cash equivalents, beginning of year	0	0
Cash and cash equivalents, end of year	$ 0	$ 0